Earnings (loss) per share - Schedule of Antidilutive Securities Excluded from Computation of Diluted Net Income Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common shares excluded from diluted net loss per share	12,679,734	22,646,663	13,331,062
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common shares excluded from diluted net loss per share	7,538,265	8,524,997	8,081,738
Restricted Stock Awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential common shares excluded from diluted net loss per share	5,141,469	14,121,666	5,249,324